Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities	OTHER PAYABLES AND ACCRUED LIABILITIES
Other payables and accrued liabilities are detailed below:

	December 31, 2025	December 31, 2024
Employee related liabilities	578	537
Employee compensated absences	252	237
Taxes other than income taxes	95	79
Advances from customers	83	89
Liabilities related to public funding	113	42
Derivative instruments	15	86
Defined benefit and contribution plans	49	50
Royalties	24	22
Current operating lease liabilities	52	54
Restructuring	68	—
Others	111	110
Total	1,440	1,306
Advances from customers include multi-annual capacity reservation and volume commitment agreements signed with certain customers.
Liabilities related to public funding are described in Note 7.
Derivative instruments are further described in Note 27.
Defined benefit and defined contribution plans and other long-term employee benefits are further described in Note 16.
Lease liabilities are described in Note 11.
Restructuring liabilities and provisions are further described in Note 22.